Cover	Nov. 01, 2023
Cover [Abstract]
Entity Registrant Name	Evil Empire Designs, Inc.
Entity Central Index Key	0001759424
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 01, 2023
Entity Incorporation State Country Code	NV
Entity File Number	000-56212
Entity Tax Identification Number	45-5530035
Entity Address Address Line 1	5313 Corbett St.
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89130
City Area Code	725
Local Phone Number	666-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false